MINERAL PROPERTIES, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2025
MINERAL PROPERTIES, PLANT AND EQUIPMENT
MINERAL PROPERTIES, PLANT AND EQUIPMENT

4.      MINERALProperties, Plant and equipment

Mineral properties, plant and equipment are comprised of the following:

	Mineral Properties	Property, Plant and Equipment	Total
	$	$	$
Cost
As at January 1, 2024	698,007	-	698,007
Additions	-	5,706	5,706
As at December 31, 2024	698,007	5,706	703,713
Nussir acquisition (Note 3a)	95,222,303	-	95,222,303
NSG acquisition (Note 3b)	20,151,896	-	20,151,896
REAS acquisition (Note 3c)	-	28,350,863	28,350,863
Additions	-	2,781,895	2,781,895
Effects of foreign exchange	6,547,673	690,990	7,238,663
As at December 31, 2025	122,619,879	31,829,454	154,449,333

Accumulated depreciation, depletion and amortization
As at January 1, 2024	-	-	-
Depreciation	-	3,022	3,022
As at December 31, 2024	-	3,022	3,022
Depreciation	-	1,431,722	1,431,722
Effects of foreign exchange	-	4,587	4,587
As at December 31, 2025	-	1,439,331	1,439,331

Net book value
As at December 31, 2024	698,007	2,684	700,691
As at December 31, 2025	122,619,879	30,390,123	153,010,002

During the first quarter of 2025, the Company completed the acquisitions of Nussir, NSG and REAS (Note 3). As a result, the following amounts were recognized:

Nussir

Acquired $95.2 million in mineral properties, plant and equipment, which included $4.1 million of transaction costs directly related to the acquisition were capitalized to mineral properties.

The Nussir project is also subject to a net smelter return (“NSR”) royalty of 0.75% payable to Finnmarkseiendommen. The state landowner in Finnmark, Norway. This comprises a statutory royalty and an additional 0.25% regional royalty applicable to projects in Finnmark.

NSG

Acquired $20.2 million in mineral properties, plant and equipment, which included $0.2 million of transaction costs directly related to the acquisition were capitalized to mineral properties.

The NSG project is also subject to a 0.5% statutory royalty payable to the state.

REAS

Acquired $28.4 million in property, plant and equipment, which included $0.2 million of transactions costs directly related to the acquisition were capitalized to property, plant and equipment. The Company also recognized a ROU asset of $26.9 million relating to the Øyen industrial land. The ROU asset has been capitalized within property, plant and equipment and amortized over its estimated useful life of approximately 18 years, consistent with the underlying use of the leased property. The corresponding lease liability is immaterial, as the arrangement represents a favourable lease.

The following table summarizes the Company’s leases, which currently consist solely of the lease for the Øyen industrial in Norway, as well as office and ground surface leases associated with the Blue Moon project. The table also reflects the movement of the related ROU asset within property, plant and equipment.

Net book value
$
As at December 31, 2024
REAS Acquisition	26,900,000
Additions	607,049
Depreciation	(1,281,684)
Effects of foreign exchange	671,930
As at December 31, 2025	26,897,295